CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (36,978)	$ (5,684)	¥ 150,182	¥ 134,841
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation	23,710	3,644	34,673	46,361
Impairment of investments	1,900	292	114,789	0
Accounts receivable write off	0	0	0	17,157
Advances to suppliers write off	0	0	27,378	19,688
Loans receivable write off	0	0	1,667	1,400
Provision for/(reversal) of inventory write-down	11,022	1,694	(3,264)	20,544
Depreciation and amortization expenses	58,242	8,952	30,833	29,925
Deferred tax income	(7,605)	(1,169)	2,580	7,873
Foreign exchange (gain)/loss	87,753	13,487	(27,953)	78,101
Interest income of loans receivable	(7,344)	(1,129)	(10,439)	(7,145)
Call option write-down	0	0	0	16,000
Gain from the disposal of a majority owned subsidiary	0	0	(7,308)	0
Gain from the disposal of long-term investment	0	0	(7,348)	0
Share of income from equity method investment	(4,903)	(754)	(2,452)	0
Loss from disposal and write-off of property, equipment and software	41,195	6,331	1,881	1,404
Changes in operating assets and liabilities:
Accounts receivable	6,534	1,004	15,099	(66,249)
Inventories	32,003	4,919	307,155	(340,076)
Advance to suppliers	18,148	2,789	43,444	(54,585)
Prepayments and other assets	(236,427)	(36,338)	(79,514)	84,925
Accounts payable	(66,190)	(10,173)	(455,925)	131,635
Advance from customers	(15,430)	(2,372)	(38,847)	35,510
Tax payable	(29,290)	(4,502)	(18,379)	17,872
Accrued expenses and other liabilities	171,184	26,310	5,266	(23,684)
Purchase of equipment (Notes 2v,11)	(418,781)	(64,365)	0	0
Film production	(69,238)	(10,642)	0	0
Net cash provided by/(used in) operating activities	(440,495)	(67,706)	83,518	151,497
Cash flows used in investing activities:
Purchase of short-term investments	(5,559,000)	(854,403)	(3,422,000)	(2,781,500)
Maturity of short-term investments	4,345,182	667,842	3,085,000	4,952,547
Repayment of loans from suppliers	0	0	0	10,500
Purchase of property, equipment and software	(9,392)	(1,444)	(29,381)	(36,527)
Purchase of land use rights	0	0	(84,068)	0
Purchase of intangible assets	(10,000)	(1,537)	0	0
Cash paid for construction in process	(78,848)	(12,119)	(16,726)	0
Repayment of convertible loan	0	0	186,000	0
Proceeds from the convertible loan issuer	0	0	372,000	0
Cash received from disposal of long-term investment	0	0	39,751	0
Cash received from disposal of majority owned subsidiary	0	0	5,019	0
Net cash acquired from business acquisition	45,466	6,988	0	0
Purchase of long-term investments	(42,534)	(6,537)	(502,726)	(30,690)
Issuances of loans to an equity investee	0	0	(73,330)	0
Purchase of investment in security	0	0	0	(172,639)
Purchase of convertible loan	0	0	0	(558,000)
Net cash provided by/(used in) investing activities	(1,309,126)	(201,210)	(440,461)	1,383,691
Cash flows from financing activities:
Repurchase of ordinary shares	0	0	0	(890)
Proceeds from exercises of share options	1,362	209	2,403	9,779
Purchase of redeemable noncontrolling interests	(92,610)	(14,234)	0	0
Proceeds from short-term bank loans	0	0	11,066	7,507
Proceeds from long-term bank loans	0	0	0	3,579
Payback of short-term borrowing	0	0	0	(15,420)
Payback of long-term borrowing	0	0	(184)	(138)
Net cash provided by/(used in) financing activities	(91,248)	(14,025)	13,285	4,417
Effect of exchange rate changes on cash and cash equivalents	(59,455)	(9,132)	80,842	12,555
Net increase/(decrease) in cash and cash equivalents	(1,900,324)	(292,073)	(262,816)	1,552,160
Cash and cash equivalents at the beginning of the year	2,301,471	353,728	2,564,287	1,012,127
Cash and cash equivalents at the end of the year	401,147	61,655	2,301,471	2,564,287
Supplemental disclosures of cash flow information:
Cash paid for income taxes	36,987	5,685	47,705	71,867
Cash paid for interest	0	0	661	548
Supplemental disclosures of non-cash information:
Purchase of property and equipment and construction in process included in accrued expenses and other liabilities	¥ 38,012	$ 5,842	¥ 0	¥ 0